FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis [Table Text Block]
	Canadian	Turkish
	Dollar	Lira
Cash	$83,652	$7,175
Prepaids and advances	-	14,541
Accounts payable	(305,973)	(20,290)
Accrued liabilities	-	-
Total foreign currency working capital	(222,321)	1,426
US$ exchange rate at December 31, 2017	0.7971	0.2547
Total foreign currency net working capital in US$	(177,212)	363
Impact of a 10% strengthening of the US$ on net loss	(17,721)	36